UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22137

Oppenheimer Master Loan Fund, LLC

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2018

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

	Principal Amount	Value
Corporate Loans—95.4%
Consumer Discretionary—31.9%
Auto Components—0.3%
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.813%,[LIBOR12+275], 3/7/24[1]	$3,883,447	$3,883,467

Automobiles—0.7%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 5.73%-5.82%,[LIBOR12+375], 4/15/21[1]	10,014,807	10,047,004

Distributors—2.5%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.73%,[LIBOR12+275], 8/25/21[1]	3,128,643	3,103,051
Tranche B6, 5.319%,[LIBOR4+300], 6/22/23[1]	1,978,052	1,959,646
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.48%,[LIBOR4+350], 9/26/24[1]	3,435,920	3,209,150
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.625%,[LIBOR12+450], 8/21/22[1]	1,876,226	1,680,160
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.97%-7.094%,[LIBOR12+500], 9/25/24[1]	5,462,552	5,477,929
Belk, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.088%,[LIBOR4+475], 12/12/22[1]	835,000	648,377
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.48%,[LIBOR12+250], 8/18/23[1]	1,052,520	1,049,015
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.569%,[LIBOR4+425], 6/23/23[1]	1,446,870	1,385,378
Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.509%,[LIBOR4+500], 10/20/23[1]	500,000	497,292
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.557%-4.594%,[LIBOR12+250], 1/30/23[1]	2,463,738	2,448,339
Party City Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.85%-5.28%,[LIBOR4+275], 8/19/22[1]	1,907,009	1,908,324
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.609%,[LIBOR4+300], 1/26/23[1]	4,044,774	2,930,783
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.01%,[LIBOR12+300], 3/11/22[1]	7,965,918	6,605,618
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.594%,[LIBOR12+350], 6/8/24[1]	2,314,202	2,319,120
		35,222,182

Diversified Consumer Services—0.7%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.074%-6.48%,[LIBOR12+450], 5/8/20[1]	4,941,790	4,571,156
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.308%,[LIBOR4+500], 4/1/21[1]	4,679,168	4,680,338
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.058%,[LIBOR4+875], 4/1/22[1]	760,036	729,635
		9,981,129

1        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure—7.3%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.48%,[LIBOR12+350], 5/30/25[1]	$2,035,000	$2,037,035
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.488%,[LIBOR52+250], 9/15/23[1]	2,515,982	2,525,430
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.844%,[LIBOR4+275], 12/23/24[1]	23,765,575	23,728,382
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.09%,[LIBOR4+375], 7/8/22[1]	1,376,524	1,367,921
CEOC LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.094%,[LIBOR12+200], 10/7/24[1]	3,986,089	3,962,012
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.10%,[LIBOR12+200], 12/27/24[1]	1,358,175	1,359,873
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.344%,[LIBOR12+225], 4/18/24[1]	4,558,015	4,542,153
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.48%,[LIBOR12+250], 2/1/24[1]	6,413,031	6,339,890
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.375%,[LIBOR4+225], 4/17/24[1]	3,240,617	3,236,583
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.094%,[LIBOR12+300], 5/9/24[1]	4,003,490	4,007,654
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.23%-5.753%,[LIBOR4+325], 4/18/25[1]	335,000	335,908
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.98%,[LIBOR12+200], 11/30/23[1]	1,191,850	1,185,521
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.473%,[LIBOR4+300], 12/1/23[1]	845,000	847,379
GVC Holdings PLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.48%,[LIBOR4+275], 3/29/24[1]	2,608,463	2,606,845
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.594%,[LIBOR12+250], 1/19/24[1]	475,475	477,555
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.73%-4.921%,[LIBOR6+275], 8/14/24[1]	9,014,757	8,966,888
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.094%,[LIBOR4+300], 4/6/25[1]	3,659,863	3,660,321
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.859%,[LIBOR4+350], 7/28/25[1]	8,755,000	8,779,645
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.60%,[LIBOR12+250], 6/8/23[1]	7,719,584	7,705,110
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.594%,[LIBOR12+350], 11/15/20[1]	2,155,320	2,148,132
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.76%-7.06%,[LIBOR12+475], 11/29/24[1]	10,167,707	10,304,361

2        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.223%,[LIBOR4+200], 5/30/25[1]	$1,255,000	$1,254,611
		101,379,209

Household Durables—2.5%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR4+350], 9/27/24[1]	932,651	931,289
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan Delayed Draw, Tranche B, 1.75%, 10/10/18[2]	225,000	224,671
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.594%,[LIBOR12+450], 4/6/24[1]	1,525,000	1,538,344
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.128%,[LIBOR4+225], 4/7/25[1]	4,825,000	4,722,469
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.48%,[LIBOR12+550], 2/15/23[1]	2,922,656	2,952,803
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.812%,[LIBOR4+500], 5/1/24[1]	1,720,000	1,732,909
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 5.505%,[LIBOR12+350], 2/28/25[1]	445,223	444,388
Tranche B, 5.594%,[LIBOR12+350], 3/13/25[1]	372,727	372,028
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.594%,[LIBOR12+350], 9/7/23[1]	8,274,264	6,443,583
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.08%,[LIBOR12+400], 6/6/25[1]	3,510,000	3,516,599
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-5.808%,[LIBOR4+350], 11/8/23[1]	11,268,434	9,625,102
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.613%,[LIBOR12+425], 6/15/25[1]	1,675,000	1,685,469
		34,189,654

Media—17.6%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.23%,[LIBOR4+325], 9/26/21[1]	3,679,443	2,789,477
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.23%,[LIBOR4+325], 7/23/21[1]	885,401	839,475
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.098%,[LIBOR4+275], 7/15/25[1]	3,776,850	3,727,071
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.344%,[LIBOR12+325], 10/3/23[1]	1,855,059	1,852,045
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.838%,[LIBOR4+275], 11/18/24[1]	3,451,328	3,411,638
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.594%,[LIBOR12+350], 4/9/21[1]	7,854,713	4,968,106
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 8.844%,[LIBOR4+675], 1/30/19[1,3]	40,961,428	31,350,853
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 9.594%,[LIBOR4+750], 7/30/19[1,3]	4,206,170	3,218,204

3        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Cogeco Communications USA II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.469%,[LIBOR12+237.5], 1/3/25[1]	$1,720,000	$1,711,985
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.323%,[LIBOR12+225], 7/17/25[1]	6,031,970	6,001,176
Tranche B, 4.573%,[LIBOR4+250], 1/25/26[1]	1,140,000	1,138,096
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.859%,[LIBOR4+550], 2/28/20[1]	3,962,451	3,850,194
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%,[LIBOR4+575], 8/13/21[1]	24,935	24,953
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.594%,[LIBOR4+350], 10/18/19[1]	1,861,905	1,802,659
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 7.052%,[LIBOR4+475], 11/3/23[1]	4,643,483	4,535,151
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 5.853%,[LIBOR4+375], 11/27/23[1]	4,880,000	4,875,803
Tranche B4, 6.603%,[LIBOR4+450], 1/2/24[1]	905,000	942,331
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.85%,[LIBOR6+275], 12/18/20[1]	7,510,654	7,508,326
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.848%,[LIBOR4+350], 1/7/22[1]	6,464,094	6,279,867
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.854%,[LIBOR4+250], 10/4/24[1]	4,407,738	4,396,718
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.058%,[LIBOR4+575], 8/13/21[1]	4,973,811	4,977,442
Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.094%,[LIBOR6+300], 1/31/25[1]	2,658,338	2,661,036
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 2st Lien Term Loan, Tranche B, 6.841%,[LIBOR12+450], 6/28/26[1]	1,790,000	1,781,050
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.483%,[LIBOR12+250], 1/17/24[1]	1,495,381	1,496,862
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.48%,[LIBOR4+650], 10/13/22[1,4]	11,700,000	11,641,500
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%,[LIBOR12+325], 7/21/22[1]	4,860,010	4,849,877
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.483%,[LIBOR12+250], 1/17/24[1]	11,501,102	11,512,488
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.094%,[LIBOR12+300], 2/1/24[1]	8,548,628	8,435,744
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.094%,[LIBOR4+400], 11/8/24[1]	4,858,861	4,890,249
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.60%,[LIBOR12+250], 7/2/21[1]	3,089,251	3,099,291
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.344%,[LIBOR12+325], 2/2/26[1]	3,120,000	3,124,555
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.844%,[LIBOR4+275], 7/31/25[1]	2,413,892	2,369,500
Tranche B12, 5.348%,[LIBOR4+300], 1/31/26[1]	6,256,709	6,166,237

4        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Media (Continued)
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.913%,[LIBOR12+225], 12/12/24[1]	$7,225,000	$7,211,489
Tranche B2, 4.35%,[LIBOR12+225], 1/3/24[1]	7,177,599	7,156,640
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.859%,[LIBOR4+250], 5/3/25[1]	2,210,000	2,210,000
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.057%,[LIBOR4+275], 12/6/23[1]	2,113,250	2,003,636
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.58%,[LIBOR12+225], 8/15/26[1]	4,955,000	4,916,277
Telesat LL, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.84%,[LIBOR4+250], 11/17/23[1]	1,467,332	1,459,079
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.98%,[LIBOR12+300], 1/26/24[1]	6,059,832	6,063,619
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.323%,[LIBOR4+225], 1/15/26[1]	3,350,000	3,329,364
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 4.844%,[LIBOR12+275], 3/15/24[1]	14,344,069	13,883,911
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 4.573%,[LIBOR4+250], 1/15/26[1]	6,882,000	6,813,662
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.573%,[LIBOR12+250], 1/15/26[1]	7,565,000	7,520,102
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.335%,[LIBOR12+325], 8/18/23[1]	7,191,272	6,885,643
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.93%,[LIBOR6+275], 5/18/25[1]	1,924,285	1,911,662
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.219%,[LIBOR12+212.5], 11/1/23[1]	2,849,912	2,833,169
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.573%,[LIBOR12+250], 4/15/25[1]	7,800,000	7,726,485
		244,154,697

Multiline Retail—0.3%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.263%,[LIBOR12+325], 10/25/20[1]	4,818,824	4,282,730

Consumer Staples—3.4%
Beverages—3.4%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.23%,[LIBOR12+225], 2/16/24[1]	7,911,881	7,888,383
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.73%-6.75%,[LIBOR6+275], 4/6/24[1]	4,670,250	4,654,838
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.73%-4.796%,[LIBOR12+275], 10/4/23[1]	10,705,838	10,711,834
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.366%,[LIBOR12+300], 5/17/25[1]	3,475,000	3,447,634
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.23%,[LIBOR12+225], 8/3/22[1]	2,960,940	2,947,068

5        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.255%-5.28%,[LIBOR12+325], 2/5/25[1]	$1,820,438	$1,825,744
JBS USA LUX SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.834%-4.835%,[LIBOR4+250], 10/30/22[1]	1,680,745	1,670,240
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.835%,[LIBOR12+175], 4/3/25[1]	1,246,092	1,235,582
Mastronardi Produce Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.233%,[LIBOR12+325], 5/1/25[1]	680,000	683,400
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.323%,[LIBOR12+225], 5/15/24[1]	2,597,760	2,593,305
Nomad Foods US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.569%,[LIBOR12+225], 5/15/24[1]	1,378,000	1,375,637
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.594%,[LIBOR12+350], 4/19/24[1]	945,824	952,521
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.772%,[LIBOR4+325], 3/6/25[1]	4,260,000	4,228,071
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.593%,[LIBOR4+325], 3/28/25[1]	1,585,000	1,586,981
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.233%,[LIBOR4+325], 1/31/25[1]	1,137,150	1,134,591
		46,935,829

Energy—4.7%
Energy Equipment & Services—4.2%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.826%,[LIBOR4+550], 6/28/25[1]	2,425,000	2,425,000
Apergy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.438%,[LIBOR12+250], 5/9/25[1]	855,000	857,138
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.501%,[LIBOR12+650], 3/30/23[1]	843,555	846,718
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.863%,[LIBOR4+350], 10/31/24[1]	4,530,000	4,527,871
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.363%,[LIBOR12+400], 5/21/25[1]	2,530,000	2,536,325
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.466%,[LIBOR12+1,037.5], 12/31/21[1]	1,815,000	2,016,166
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.838%,[LIBOR12+475], 12/31/22[1]	1,925,000	1,964,106
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.594%,[LIBOR4+750], 8/23/21[1]	2,560,000	2,684,275
Delek US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.48%,[LIBOR4+250], 3/31/25[1]	1,566,075	1,562,160
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24	3,844,511	4,041,561
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.73%,[LIBOR12+375], 10/2/23[1]	4,539,982	4,542,819
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.23%,[LIBOR12+525], 4/11/22[1]	5,363,091	5,382,505
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.302%,[LIBOR4+500], 6/27/20[1]	1,054,193	911,877

6        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Energy Equipment & Services (Continued)
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.59%,[LIBOR4+525], 8/25/23[1]	$1,440,993	$1,250,061
HFOTCO LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.069%,[LIBOR4+275], 6/19/25[1]	1,345,000	1,344,583
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR4+450], 6/18/20[1,3]	3,353,746	1,442,111
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 11.321%,[LIBOR4+1,032], 8/7/20[1]	119,854	118,655
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.091%,[LIBOR12+400], 2/15/24[1]	3,155,067	3,134,370
Lucid Energy Group II Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.085%,[LIBOR12+300], 2/17/25[1]	1,426,425	1,421,076
McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.094%,[LIBOR12+500], 5/12/25[1]	2,374,050	2,389,018
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%,[LIBOR4+350], 12/31/23[1]	538,702	539,914
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR4+350], 6/3/19[1,3]	622,042	214,604
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.334%,[LIBOR4+600], 2/21/21[1]	6,816,187	6,126,048
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.56%-5.81%,[LIBOR4+350], 12/16/20[1]	366,106	331,174
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.56%-5.81%,[LIBOR4+350], 12/16/20[1]	135,013	122,131
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.34%,[LIBOR4+400], 9/27/24[1]	2,388,393	2,391,163
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.085%,[LIBOR4+300], 4/12/24[1]	2,735,000	2,526,470
		57,649,899

Oil, Gas & Consumable Fuels—0.5%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%,[LIBOR4+350], 12/16/20[1]	2,500,500	2,261,915
Sheridan Investment Partners II-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.56%,[LIBOR4+350], 12/16/20[1]	125,961	113,942
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.584%,[LIBOR4+425], 8/4/21[1]	4,790,426	4,558,905
		6,934,762

Financials—5.9%
Capital Markets—0.9%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.344%,[LIBOR12+425], 11/23/20[1]	3,018,648	3,035,628

7        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Capital Markets (Continued)
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.594%,[LIBOR12+450], 5/23/21[1,5]	$9,782,107	$9,818,790
		12,854,418

Commercial Banks—4.0%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.05%-6.615%,[LIBOR4+375], 11/22/23[1]	4,795,000	4,779,106
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.359%,[LIBOR12+300], 5/9/25[1]	3,744,351	3,724,225
AmWINS Group, Inc., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.08%,[LIBOR12+275], 1/25/24[1]	1,250,000	1,246,788
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.763%-4.844%,[LIBOR12+275], 1/25/24[1]	1,881,004	1,876,169
Brookfield Retail Holdings VII Sub 3 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.795%,[LIBOR4+250], 5/7/25[1]	5,310,000	5,226,367
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.60%,[LIBOR12+250], 3/25/24[1]	1,317,247	1,312,308
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-5.609%,[LIBOR4+325], 11/4/21[1]	3,451,105	3,451,485
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.052%,[LIBOR4+275], 7/3/24[1]	923,025	924,950
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%,[LIBOR4+300], 4/25/25[1]	5,145,000	5,119,841
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%,[LIBOR12+350], 12/20/24[1]	1,800,950	1,806,353
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.974%-5.013%,[LIBOR4+300], 10/1/21[1]	2,492,021	2,492,021
Jane Street Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.844%,[LIBOR12+375], 8/25/22[1]	454,250	458,225
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.594%,[LIBOR4+450], 2/28/25[1]	1,710,000	1,714,275
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.094%,[LIBOR12+350], 1/8/24[1]	5,137,616	5,109,796
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.094%,[LIBOR12+300], 10/24/22[1]	9,529,755	9,122,740
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.334%,[LIBOR4+300], 5/16/24[1]	6,743,658	6,712,468
		55,077,117

Consumer Finance—0.2%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.35%,[LIBOR12+525], 9/29/20[1]	2,301,739	2,254,266
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.90%,[LIBOR12+900], 9/29/21[1,4]	764,742	726,504
		2,980,770

Insurance—0.8%
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.802%,[LIBOR12+325], 10/22/24[1]	4,483,763	4,469,773

8        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Insurance (Continued)
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.844%,[LIBOR4+275], 3/1/21[1]	$5,804,883	$5,781,286
		10,251,059

Health Care—8.4%
Health Care Equipment & Supplies—7.9%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 8.475%,[LIBOR4+612.5], 1/16/23[1]	1,063,478	1,025,262
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.48%,[LIBOR12+250], 2/11/22[1]	304,188	305,491
Tranche B4, 4.48%,[LIBOR12+250], 2/16/23[1]	2,075,185	2,084,077
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.28%,[LIBOR12+325], 4/28/22[1]	2,793,685	2,720,351
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%,[LIBOR12+425], 4/16/21[1]	1,049,862	1,031,053
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.48%,[LIBOR4+450], 10/24/23[1]	1,846,625	1,856,440
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.625%,[LIBOR4+300], 5/4/25[1]	3,754,308	3,753,144
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.568%,[LIBOR12+450], 6/14/25[1]	2,765,000	2,757,507
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.802%,[LIBOR4+350], 4/22/24[1]	4,995,874	4,803,858
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.983%,[LIBOR4+300], 6/2/25[1]	3,348,621	3,341,655
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.094%,[LIBOR4+400], 6/7/19[1]	986,883	988,497
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.844%,[LIBOR12+275], 3/1/24[1]	11,267,375	11,242,699
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 5.307%,[LIBOR4+275], 12/31/19[1]	201,167	201,135
Tranche H, 5.557%,[LIBOR4+300], 1/27/21[1]	5,530,619	5,409,665
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.74%,[LIBOR4+275], 6/1/22[1]	1,140,000	1,141,425
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.10%,[LIBOR4+300], 2/6/25[1]	3,172,050	3,148,260
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.23%-5.558%,[LIBOR12+325], 6/8/20[1]	5,617,681	5,603,664
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%,[LIBOR12+425], 4/29/24[1]	4,310,827	4,310,827
Envision Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.10%,[LIBOR12+300], 12/1/23[1]	2,626,907	2,628,010
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.23%,[LIBOR12+325], 10/30/23[1]	1,842,724	1,846,944
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.568%,[LIBOR4+375], 6/19/25[1]	4,272,245	4,250,884
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.651%,[LIBOR12+375], 4/30/25[1]	1,762,615	1,754,903
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan Delayed Draw, 1.875%, 4/30/25[2]	265,269	264,108

9        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.594%,[LIBOR4+250], 8/18/22[1]	$3,732,989	$3,719,233
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.584%,[LIBOR4+325], 2/2/24[1]	1,702,800	1,707,321
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 7.584%,[LIBOR4+525], 11/30/18[1]	1,729,080	1,167,129
LifeScan Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.312%,[LIBOR4+600], 6/8/24[1]	3,375,000	3,282,187
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.203%,[LIBOR4+275], 9/24/24[1]	1,247,935	1,225,509
Tranche B, 5.517%,[LIBOR4+300], 2/24/25[1]	3,745,613	3,694,110
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.084%,[LIBOR4+300], 6/7/23[1]	5,032,762	5,011,927
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.334%,[LIBOR4+300], 1/31/21[1]	3,772,979	3,777,110
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.094%,[LIBOR4+575], 7/31/19[1,5]	1,077,696	799,290
One Call Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.323%,[LIBOR12+525], 11/27/22[1]	3,047,686	2,925,779
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.336%,[LIBOR4+325], 6/30/25[1]	3,963,418	3,952,281
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.844%,[LIBOR4+300], 9/27/24[1]	1,100,777	1,096,193
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.65%-6.50%,[PRIME4+175], 3/1/21[1]	2,288,426	2,287,717
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.35%,[LIBOR4+325], 9/2/24[1]	2,094,175	2,091,767
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.844%,[LIBOR12+275], 2/6/24[1]	4,643,292	4,474,972
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.094%,[LIBOR12+300], 6/23/24[1]	184,070	183,725
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.094%,[LIBOR4+300], 12/2/24[1]	1,527,325	1,519,925
		109,386,034

Health Care Providers & Services—0.5%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.875%,[LIBOR4+350], 4/9/21[1]	6,844,409	6,844,409

Industrials—14.3%
Aerospace & Defense—0.3%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.834%,[LIBOR4+350], 4/9/20[1]	1,368,116	1,326,649
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.086%,[LIBOR4+375], 6/27/25[1]	3,340,000	3,335,825
		4,662,474

Commercial Services & Supplies—7.7%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.73%,[LIBOR12+375], 2/27/25[1]	1,367,248	1,371,350

10        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 0.50%, 2/27/25[1]	$171,325	$171,839
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.344%-5.58%,[LIBOR12+325], 12/13/23[1]	2,823,662	2,813,962
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%,[LIBOR4+375], 7/28/22[1]	9,791,920	9,664,429
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B4, 4.844%,[LIBOR12+275], 8/4/22[1]	9,254,054	9,251,555
Tranche B6, 4.844%,[LIBOR12+275], 11/3/23[1]	4,942,022	4,941,133
Tranche B7, 5.325%,[LIBOR12+300], 11/3/23[1]	1,000,000	997,500
Asurion LLC, Sr. Sec. Credit Facilities 2st Lien Term Loan, 8.825%,[LIBOR12+650], 8/4/25[1]	2,575,000	2,616,844
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.733%,[LIBOR12+375], 2/28/25[1]	3,471,300	3,495,894
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.863%,[LIBOR4+250], 11/7/24[1]	2,790,975	2,790,975
Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.363%,[LIBOR4+300], 6/15/25[1]	3,805,000	3,799,445
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.834%,[LIBOR4+450], 12/8/23[1]	2,216,250	2,155,303
Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.344%,[LIBOR12+325], 4/30/25[1]	3,235,000	3,237,038
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.859%,[LIBOR4+550], 3/19/21[1]	356,450	356,354
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-7.859%,[LIBOR4+550], 3/19/21[1]	1,543,652	1,542,306
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.834%,[LIBOR4+350], 12/20/19[1]	5,050,681	2,737,469
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.73%,[LIBOR12+275], 8/14/23[1]	2,567,761	2,567,556
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.344%,[LIBOR4+525], 6/30/22[1]	1,652,589	1,652,589
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.763%,[LIBOR12+475], 1/5/24[1]	1,673,917	1,690,656
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.594%,[LIBOR4+350], 5/23/25[1]	1,095,000	1,094,546
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.594%,[LIBOR6+350], 5/1/24[1]	5,256,900	5,274,984
International Car Wash Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.613%,[LIBOR4+375], 10/3/24[1]	2,739,635	2,748,196
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%,[LIBOR4+375], 8/12/22[1]	3,111,112	3,109,821
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.594%,[LIBOR12+350], 4/26/24[1]	3,728,370	3,735,882
Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.334%-5.609%,[LIBOR4+325], 3/13/25[1]	528,675	526,528
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.084%,[LIBOR4+575], 3/20/20[1]	1,229,743	1,226,675

11        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.584%,[LIBOR4+825], 4/17/20[1]	$551,135	$523,578
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.834%,[LIBOR4+350], 5/21/22[1]	1,888,573	1,895,070
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.834%,[LIBOR4+550], 9/30/22[1]	3,270,695	3,131,184
Sarbacane Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.10%,[LIBOR4+300], 1/29/25[1]	543,638	543,298
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.832%-6.594%,[LIBOR4+450], 11/1/24[1]	2,623,947	2,640,347
SMG US Midco 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.344%,[LIBOR6+325], 1/23/25[1]	453,863	453,862
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.358%,[LIBOR4+400], 9/12/24[1]	10,746,000	10,620,111
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.83%,[LIBOR4+275], 3/17/25[1]	8,245,000	8,225,954
Trident LS Merger Sub Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.157%,[LIBOR4+325], 5/1/25[1]	1,705,000	1,715,656
USIC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.612%,[LIBOR12+325], 12/8/23[1]	678,503	678,218
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.961%,[LIBOR4+200], 2/24/25[1]	1,063,000	1,056,069
		107,054,176

Industrial Conglomerates—2.8%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.844%,[LIBOR12+375], 2/1/22[1]	2,803,631	2,809,756
Energy Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.571%,[LIBOR4+425], 6/22/25[1]	1,995,000	1,985,025
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.052%,[LIBOR12+275], 7/30/24[1]	1,700,644	1,704,267
GrafTech Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.505%,[LIBOR12+350], 2/12/25[1]	1,610,000	1,603,971
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.00%,[LIBOR12+300], 12/6/24[1]	1,574,928	1,578,866
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.344%,[LIBOR12+225], 5/17/24[1]	2,779,157	2,738,637
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.407%,[LIBOR4+350], 5/1/25[1]	870,000	870,000
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.625%,[LIBOR12+350], 2/28/25[1]	1,414,488	1,414,487
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.094%,[LIBOR12+300], 3/28/25[1]	3,366,563	3,321,131
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.594%,[LIBOR12+250], 5/30/25[1]	3,562,413	3,539,880
Tranche F, 4.594%,[LIBOR12+250], 6/9/23[1]	5,026,637	5,003,388
Tranche G, 4.594%,[LIBOR4+250], 8/22/24[1]	1,545,235	1,536,226

12        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Industrial Conglomerates (Continued)
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.344%,[LIBOR12+325], 3/8/25[1]	$1,355,000	$1,349,350
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.001%,[LIBOR12+400], 11/30/23[1]	5,266,853	5,240,519
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.834%,[LIBOR4+350], 6/19/21[1]	980,408	960,800
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.089%,[LIBOR4+375], 4/30/25[1]	1,920,000	1,931,760
Zodiac Pool Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.123%,[LIBOR4+225], 3/7/25[1]	445,000	444,444
		38,032,507

Professional Services—0.3%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.233%-5.251%,[LIBOR4+375], 3/3/25[1]	4,073,764	4,041,500

Road & Rail—1.5%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.00%,[LIBOR12+175], 6/27/25[1]	1,695,000	1,666,923
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.594%,[LIBOR12+450], 5/18/23[1]	2,776,950	2,788,238
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.98%,[LIBOR12+500], 2/27/24[1]	299,248	300,933
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.094%,[LIBOR12+300], 7/29/22[1]	2,821,660	2,821,660
Tranche B2, 5.094%,[LIBOR12+300], 7/29/22[1]	858,067	858,067
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.557%,[LIBOR4+825], 2/23/22[1]	12,017,200	12,670,936
		21,106,757

Transportation Infrastructure—1.7%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.26%-4.35%,[LIBOR12+225], 4/6/24[1]	3,485,000	3,476,288
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.557%,[LIBOR4+500], 5/19/23[1]	2,029,500	2,034,574
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.334%,[LIBOR4+325], 3/20/25[1]	1,868,109	1,856,434
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.147%-5.173%,[LIBOR12+325], 3/20/25[1]	16,472	16,369
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1.00%, 3/20/25[2]	283,047	281,278
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.53%,[LIBOR12+350], 11/6/24[1]	2,668,313	2,673,329
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.594%,[LIBOR12+450], 5/22/24[1]	3,028,519	3,039,876
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.589%,[LIBOR4+275], 6/14/25[1]	3,505,000	3,476,539

13        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Transportation Infrastructure (Continued)
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.594%,[LIBOR12+275], 6/30/22[1]	$6,634,484	$6,646,923
		23,501,610
Information Technology—11.0%
Communications Equipment—0.0%
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.344%,[LIBOR12+325], 11/29/24[1]	103,100	102,670

Internet Software & Services—10.6%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.658%-5.807%,[LIBOR4+350], 6/13/24[1]	8,171,661	8,039,443
Altran Technologies SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.575%,[LIBOR4+275], 3/20/25[1]	638,400	634,410
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.323%,[LIBOR12+425], 12/15/24[1]	15,873,235	15,916,648
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.307%,[LIBOR4+425], 6/27/25[1]	6,595,000	6,562,025
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.355%,[LIBOR4+500], 6/30/21[1]	4,039,761	3,834,420
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.344%,[LIBOR12+325], 9/10/22[1]	5,815,752	5,804,847
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.344%,[LIBOR12+225], 8/16/22[1]	860,335	859,798
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.36%,[LIBOR4+300], 5/1/24[1]	3,408,570	3,410,700
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.59%,[LIBOR12+425], 12/15/21[1]	2,274,010	2,281,969
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.35%,[LIBOR12+275], 7/5/21[1]	5,769	5,793
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.337%,[LIBOR4+525], 4/30/25[1]	2,125,000	2,127,656
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.24%,[LIBOR12+375], 6/1/22[1]	2,160,626	2,157,115
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.575%,[LIBOR12+325], 6/1/22[1]	125,177	124,973
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan , Tranche B, 4.091%,[LIBOR12+225], 4/26/24[1]	1,832,131	1,823,786
Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.802%,[LIBOR4+350], 12/1/23[1]	1,746,775	1,748,959
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.844%,[LIBOR4+275], 2/1/22[1]	6,997,621	6,974,879
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.344%,[LIBOR4+325], 8/5/22[1]	3,488,017	3,497,993
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.80%,[LIBOR12+700], 4/6/22[1]	2,013,008	2,030,622
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.35%,[LIBOR12+425], 1/20/24[1]	1,812,668	1,800,215
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.358%,[LIBOR12+300], 11/1/23[1]	214,463	214,328

14        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Internet Software & Services (Continued)
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.844%,[LIBOR12+275], 6/21/24[1]	$1,021,737	$1,019,505
Tranche B2, 4.594%,[LIBOR4+250], 11/19/21[1]	852,863	851,263
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.573%,[LIBOR12+250], 5/13/24[1]	1,178,259	1,178,259
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.468%,[LIBOR12+450], 9/30/24[1]	5,881,669	5,920,547
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.344%,[LIBOR12+325], 11/29/24[1]	1,278,438	1,273,107
Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.558%,[LIBOR12+250], 5/31/25[1]	5,405,000	5,402,487
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.335%-7.344%,[LIBOR12+525], 9/27/23[1]	1,783,508	1,787,414
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.863%,[LIBOR6+650], 12/8/21[1]	1,074,130	1,043,920
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.307%,[LIBOR4+325], 2/12/25[1]	915,000	912,905
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.576%-6.613%,[LIBOR4+425], 5/16/25[1]	3,340,000	3,332,351
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.35%,[LIBOR12+325], 4/24/22[1]	6,302,169	6,236,910
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.844%,[LIBOR12+275], 6/21/24[1]	6,896,370	6,881,301
Shutterfly, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.85%,[LIBOR12+275], 8/17/24[1]	2,220,000	2,226,482
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.094%,[LIBOR12+300], 2/5/24[1]	2,019,850	2,021,526
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.844%,[LIBOR12+275], 3/3/23[1]	2,356,210	2,348,847
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.584%,[LIBOR4+325], 9/30/22[1]	1,150,480	1,147,604
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.594%,[LIBOR4+250], 4/16/25[1]	3,207,978	3,212,646
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.594%,[LIBOR4+250], 4/16/25[1]	8,479,273	8,491,611
Sungard Availability Services Capital, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.383%,[LIBOR12+700], 9/30/21[1]	465,000	430,125
Sybil Software LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.493%,[LIBOR4+250], 9/29/23[1]	359,042	359,380
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.98%-5.094%,[LIBOR12+300], 5/1/24[1]	7,444,342	7,424,168
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.483%,[LIBOR4+250], 9/28/24[1]	3,460,800	3,454,328
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.834%,[LIBOR4+450], 1/27/23[1]	6,508,607	5,979,782

15        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.594%,[LIBOR12+250], 12/1/23[1]	$3,676,183	$3,673,886
		146,460,933

IT Services—0.4%
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.48%-5.748%,[LIBOR12+350], 1/3/25[1]	6,079,763	6,007,565

Materials—7.9%
Chemicals—2.3%
A Schulman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%,[LIBOR12+325], 6/1/22[1]	235,000	235,000
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.302%,[LIBOR4+300], 1/31/24[1]	3,422,844	3,412,866
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.859%,[LIBOR12+250], 5/7/25[1]	2,125,000	2,114,375
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.594%,[LIBOR4+350], 3/17/25[1]	1,665,825	1,667,907
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.594%,[LIBOR12+350], 7/30/21[1]	3,087,682	3,095,401
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.23%,[LIBOR4+325], 11/7/24[1]	1,436,400	1,439,991
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.349%,[LIBOR4+225], 2/14/24[1]	1,352,909	1,351,218
LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.099%,[LIBOR4+300], 3/28/25[1]	723,188	723,791
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.094%,[LIBOR12+300], 6/7/23[1]	1,434,868	1,438,606
Tranche B7, 4.594%,[LIBOR4+275], 6/7/20[1]	1,441,312	1,442,069
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.834%,[LIBOR4+350], 2/14/24[1]	1,809,683	1,815,338
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.334%,[LIBOR4+425], 3/13/25[1]	1,810,463	1,828,287
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.594%,[LIBOR4+250], 2/8/25[1]	910,425	908,035
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.594%,[LIBOR12+350], 6/13/23[1]	1,444,275	1,449,092
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.094%,[LIBOR4+300], 9/23/24[1]	2,570,777	2,574,312
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.302%,[LIBOR4+300], 9/23/24[1]	5,935,175	5,943,336
		31,439,624

Construction Materials—1.5%
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.23%,[LIBOR12+225], 8/18/23[1]	2,594,986	2,593,909
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.568%,[LIBOR4+375], 6/19/25[1]	2,689,932	2,676,482

16        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Construction Materials (Continued)
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.178%,[LIBOR4+300], 4/12/25[1]	$3,360,000	$3,356,859
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.844%,[LIBOR12+275], 11/15/23[1]	8,225,769	8,201,750
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.296%,[LIBOR12+225], 2/8/25[1]	1,513,525	1,512,110
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.094%,[LIBOR12+325], 2/28/24[1]	2,138,792	2,138,792
		20,479,902

Containers & Packaging—1.6%
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.588%,[LIBOR12+325], 4/3/24[1]	3,865,950	3,850,254
BWAY Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.582%,[LIBOR4+325], 4/3/24[1]	2,500,000	2,489,850
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.576%,[LIBOR4+325], 6/21/25[1]	4,180,000	4,178,245
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.60%,[LIBOR12+250], 10/14/24[1]	2,439,810	2,430,661
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.025%,[LIBOR4+300], 3/7/25[1]	1,770,563	1,750,865
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.844%,[LIBOR12+300], 2/5/23[1]	4,257,642	4,254,087
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.844%,[LIBOR12+275], 3/11/22[1]	3,777,999	3,784,308
		22,738,270

Metals & Mining—2.5%
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.839%,[LIBOR4+375], 6/1/25[1]	3,755,000	3,760,295
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B2, 9.344%,[LIBOR4+725], 4/16/20[1]	23,095,729	21,838,744
Tranche B3, 9.844%,[LIBOR4+775], 4/17/20[1]	6,992,961	6,586,495
Oxbow Carbon LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.844%,[LIBOR12+375], 1/4/23[1]	385,125	389,458
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.844%,[LIBOR12+275], 3/31/25[1]	1,711,659	1,703,127
TMS International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.627%,[LIBOR4+275], 8/14/24[1]	850,725	848,598
		35,126,717

Telecommunication Services—5.4%
Diversified Telecommunication Services—5.4%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.844%,[LIBOR4+275], 1/31/25[1]	18,745,800	18,390,380
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.344%,[LIBOR4+375], 10/2/24[1]	3,685,000	3,690,749
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.99%,[LIBOR12+300], 10/5/23[1]	4,992,689	4,928,732

17        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.61%,[LIBOR4+325], 5/27/24[1]	$ 4,440,170	$4,262,563
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.74%-6.089%,[LIBOR12+375], 6/15/24[1]	6,263,600	6,203,455
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.339%,[LIBOR4+750], 5/2/23[1]	5,505,000	5,298,563
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.302%,[LIBOR4+400], 5/23/20[1]	4,262,868	4,285,951
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.86%,[LIBOR4+450], 8/6/21[1]	3,913,281	3,837,461
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.86%,[LIBOR4+950], 2/4/22[1]	1,968,972	1,799,148
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.625%,[LIBOR12+250], 2/2/24[1]	13,529,367	13,487,087
TDC AS, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.807%,[LIBOR12+350], 6/7/25[1]	3,820,000	3,818,816
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.50%-6.09%,[LIBOR12+400], 3/29/21[1]	5,712,170	5,440,842
		75,443,747

Utilities—2.5%
Electric Utilities—2.5%
APLP Holdings LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.094%,[LIBOR12+300], 4/13/23[1]	408,333	409,150
Calpine Construction Finance Co.LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.594%,[LIBOR12+250], 1/15/25[1]	1,266,817	1,264,524
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B5, 4.84%,[LIBOR4+250], 1/15/24[1]	4,448,331	4,445,995
Tranche B7, 4.84%,[LIBOR4+275], 5/31/23[1]	584,561	583,997
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.052%,[LIBOR4+375], 12/20/24[1]	1,885,145	1,898,576
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.56%,[LIBOR4+325], 6/28/23[1]	3,369,568	3,372,196
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.842%,[LIBOR4+425], 5/2/25[1]	3,340,000	3,342,088
Helix Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.73%,[LIBOR4+375], 6/3/24[1]	2,665,000	2,673,888
Kestrel Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.35%,[LIBOR12+425], 6/2/25[1]	2,130,000	2,144,644
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 5.844%,[LIBOR12+375], 1/30/24[1]	2,338,518	2,350,760
Tranche C, 5.844%,[LIBOR12+375], 1/30/24[1]	149,255	150,037
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.302%,[LIBOR4+700], 10/18/22[1]	1,100,400	1,050,882
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.334%,[LIBOR4+400], 11/9/20[1]	6,534,863	5,923,396

18        OPPENHEIMER MASTER LOAN FUND, LLC

	Principal Amount	Value
Electric Utilities (Continued)
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 6.094%,[LIBOR12+400], 7/15/23[1]	$ 5,085,685	$5,107,325
Tranche B2, 6.094%,[LIBOR12+400], 4/15/24[1]	428,477	430,300
		35,147,758
Total Corporate Loans (Cost $1,340,732,690)		1,323,400,579

Corporate Bonds and Notes—0.6%
Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[6]	365,000	341,275
Erickson Air-Crane, Inc., 6.00% Sub. Nts., 11/2/20[3]	644,070	1
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[6]	5,585,000	4,991,594
United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	3,500,000	3,471,562
Total Corporate Bonds and Notes (Cost $9,677,983)		8,804,432

	Shares
Common Stocks—4.4%
Arch Coal, Inc., Cl. A	287,218	22,526,508
Aretec Group, Inc.[7]	65,145	4,462,432
Ascent Resources - Marcellus LLC, Cl. A7	606,015	1,989,850
Avaya Holdings Corp.[7]	400,826	8,048,586
Everyware Global, Inc.[7]	106,918	975,627
Gymboree Corp. (The)[7,8]	76,198	1,428,712
Gymboree Holding Corp.[7,8]	217,169	4,071,919
ION Media Networks, Inc.[4,7]	6,081	4,287,105
J.G. Wentworth Co., Cl. A7	321,823	2,815,951
Larchmont Resources LLC[4,7]	136	37,483
Mach Gen LLC[4,7]	34,118	85,295
Media General, Inc.[7,9]	781,336	46,880
Millennium Corporate Claim Litigation Trust[4,7]	5,431	54
Millennium Lender Claim Litigation Trust[4,7]	10,862	109
New Millennium Holdco, Inc.[4,7]	111,266	1,113
Ocean Rig UDW, Inc., Cl. A7	274,612	8,095,562
Quicksilver Resources, Inc.[4,7]	11,634,576	219,358
Sabine Oil[7]	1,393	71,043
Templar Energy, Cl. A4,7	154,052	169,457
VICI Properties, Inc.	53,684	1,108,038
Total Common Stocks (Cost $54,376,145)		60,441,082

	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp. 12/31/49[7]	156,901	10,199
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[7]	4,421	28,736
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[7]	787	4,329
Total Rights, Warrants and Certificates (Cost $607,573)		43,264

19        OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Company—4.3%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.85%[8,10] (Cost $60,183,721)	60,183,721	$60,183,721
Total Investments, at Value (Cost $1,465,578,112)	104.7%	1,452,873,078
Net Other Assets (Liabilities)	(4.7)	(65,587,064)

Net Assets	100.0%	$1,387,286,014

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

5. Interest or dividend is paid-in-kind, when applicable.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $5,332,869 or 0.38% of the Fund’s net assets at period end.

7. Non-income producing security.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30,	Gross	Gross	June 30,
	2017	Additions	Reductions	2018
Gymboree Holding Corp.	217,169	—	—	217,169
Gymboree Corp. (The)	76,198	—	—	76,198
Oppenheimer Institutional Government Money Market Fund, Cl. E	162,655,983	451,395,999	553,868,261	60,183,721

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Gymboree Holding Corp.	$4,071,919	$1,187	$—	$(1,663,297)
Gymboree Corp. (The)	1,428,712	3,385	—	(583,600)
Oppenheimer Institutional Government Money Market Fund, Cl. E	60,183,721	1,051,183	—	—

Total	$65,684,352	$1,055,755	$—	$(2,246,897)

9. Security received as the result of issuer reorganization.

10. Rate shown is the 7-day yield at period end.

20        OPPENHEIMER MASTER LOAN FUND, LLC

Glossary:

Definitions
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR52	London Interbank Offered Rate-Weekly
PRIME4	United States Prime Rate-Quarterly

21        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS June 30, 2018 Unaudited

1. Organization

Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end, management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use

22        OPPENHEIMER MASTER LOAN FUND, LLC

2. Securities Valuation (Continued)

matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

23        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$1,311,032,575	$12,368,004	$1,323,400,579
Corporate Bonds and Notes	—	8,804,432	—	8,804,432
Common Stocks	39,778,694	15,862,414	4,799,974	60,441,082
Rights, Warrants and Certificates	—	43,264	—	43,264
Investment Company	60,183,721	—	—	60,183,721

Total Assets	$99,962,415	$1,335,742,685	$17,167,978	$1,452,873,078

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2**	Transfers out of Level 2*	Transfers into Level 3*	Transfers out of Level 3**
Assets Table
Investments, at
Value:
Corporate Loans	$12,196,256	$—	$—	$(12,196,256)
Corporate Bonds and Notes	1	—	—	(1)
Common Stocks	969,048	(603,004)	603,004	(969,048)

Total Assets	$13,165,305	$(603,004)	$603,004	$(13,165,305)

24        OPPENHEIMER MASTER LOAN FUND, LLC

2. Securities Valuation (Continued)

* Transferred from Level 2 to Level 3 because of the lack of observable market data.

** Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of

25        OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

both the borrower and the institution selling the participation to the Fund.

At period end, securities with an aggregate market value of $1,323,400,579, representing 95.4% of the Fund’s net assets were comprised of loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. Loans and debt securities are subject to credit risk. Credit risk relates to the ability of the borrower under a loan or issuer of a debt to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers subsequently miss an interest and/or principal payment.

Information concerning securities not accruing income at period end is as follows:

26        OPPENHEIMER MASTER LOAN FUND, LLC

3. Investments and Risks (Continued)

Cost	$44,684,324
Market Value	$36,225,773
Market Value as % of Net Assets	2.61%

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Borrowing and Other Financing

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $773,316 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $770,057 and have been included as Corporate Loans in the Statement of Investments.

27        OPPENHEIMER MASTER LOAN FUND, LLC

Item 2.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Master Loan Fund, LLC

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/17/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/17/2018